Stock-Based Compensation - Activity, Pricing and Other Information for Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Options
Outstanding, beginning balance (in shares)	4,378,773
Granted (in shares)	427,986
Exercised (in shares)	(655,461)
Lapsed or canceled (in shares)	(281,661)
Outstanding, ending balance (in shares)	3,869,637	4,378,773
Expected to vest (in shares)	1,157,330
Exercisable, ending balance (in shares)	2,672,495
Weighted-Average Exercise Price Per Option
Outstanding, beginning balance (in dollars per share)	$ 18.73
Granted (in dollars per share)	19.49
Exercised (in dollars per share)	12.99
Lapsed or canceled (in dollars per share)	19.75
Outstanding, ending balance (in dollars per share)	19.71	$ 18.73
Expected to vest (in dollars per share)	19.14
Weighted-average exercise price per option exercisable, ending balance (in dollars per share)	$ 19.98
Weighted-average remaining life, outstanding	5 years 1 month 6 days	4 years 7 months 6 days
Expected to vest, weighted-average remaining life	7 years 10 months 24 days
Weighted-average remaining life, exercisable	3 years 9 months 18 days
Aggregate intrinsic value outstanding	$ 7	$ 5
Expected to vest, aggregate intrinsic value	3
Aggregate intrinsic value exercisable	$ 4